SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 26, 2015 USD ($) Contract shares	Dec. 27, 2014 USD ($) shares	Dec. 28, 2013 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Requisite ownership to consolidate (in hundredths) (or more)	50.00%
Cash equivalents		$ 0
Amount required to be held for loss funding	$ 600,000	400,000
Accounts receivable retainage	$ 6,500,000	6,000,000
Accounts receivable retainage, collection period	18 months
Concentration of accounts receivable related to largest customer	$ 39,100,000	26,500,000
Current portion of notes receivable	2,000,000	5,200,000
Notes receivable long term portion	2,400,000	3,000,000
Inventory on consignment	11,700,000	12,900,000
Inventory write-down	$ 2,500,000
Number of insurance contracts with third party by Ardellis | Contract	21
Reserve associated with contracts to third party by Ardellis	$ 2,000,000	$ 1,800,000
Construction contracts completion term, minimum	6 months
Construction contracts completion term, maximum	18 months
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from computation of diluted EPS (in shares) | shares	0	0	0